LOSS PER SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
LOSS PER SHARE
Net loss attributable to ordinary shareholders	$ (55,281)	¥ (380,091)	¥ (248,580)	¥ (417,962)
Weighted average number of ordinary shares-basic and diluted	99,451,210	99,451,210	72,000,000	72,000,000
Net loss per share-basic and diluted | (per share)	$ (0.56)	¥ (3.82)	¥ (3.45)	¥ (5.81)